Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Broadview Funds Trust
CIK	dei_EntityCentralIndexKey	0001586281
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Broadview Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective: The Broadview Opportunity Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2015, the portfolio turnover rate of the Fund was 41% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	41.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund may invest in stocks of companies of all sizes, but primarily invests in smaller capitalization United States companies (generally companies with market capitalizations less than $5 billion at the time of purchase) that have substantial capital appreciation potential. Many of these companies have little or no following by the major stock brokerage firms. The Fund’s investment adviser, Broadview Advisors, LLC (the “Adviser”), focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. The Adviser conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the Fund’s portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by the Adviser. Companies meeting all five pillars are added to the Fund’s portfolio. The five pillars of the analysis are:

• Strong Business Traits;

•  Defendable Market Niche;

•  Attractive Growth Potential;

•  Capable Management; and

•  Discount to Private Market Value.

In reviewing companies, the Adviser applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund’s portfolio managers, at times deemed appropriate to the then current market conditions, may find it necessary to trade more aggressively than normal, which may result in a portfolio turnover rate above the Fund’s historical average portfolio turnover rate.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:

•  The security has achieved its value potential;

•  Such sale is necessary for portfolio diversification;

•  Changing fundamentals signal a deteriorating value potential; or

•  Other securities have a better value potential.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks: Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:

• Management Risk: The strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investment vehicles having similar investment strategies.

• Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

•  Smaller Capitalization Companies Risk: Smaller capitalization companies (generally companies with market capitalizations less than $5 billion) typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. There is a risk that the securities of smaller capitalization companies may have limited liquidity and greater price volatility than securities of larger capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in smaller capitalization company stocks falls out of favor with investors and these stocks may underperform.

•  Growth Stock Risk: Growth stocks experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other stocks. Growth stocks may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

May Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2500TM Index and the Russell 2000® Index. A fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at http://www.bvafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2500TM Index and the Russell 2000® Index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.bvafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock

(1) The Fund is the successor to the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on November 29, 2013 (the “Reorganization”). Accordingly, the performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the Predecessor Fund. Prior to November 29, 2013, the Adviser served as sub-adviser to the Predecessor Fund and another investment adviser served as the investment adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially similar investment strategies as the Fund.

During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 25.25% (quarter ended September 30, 2009) and the lowest total return for a quarter was -23.77% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.77%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures for the same period when a capital loss is realized upon the sale of Fund shares, which provides an assumed tax benefit to the investor and therefore increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which comprises the 3,000 largest U.S. companies based on total market capitalization. A direct investment in an index is not possible.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures for the same period when a capital loss is realized upon the sale of Fund shares, which provides an assumed tax benefit to the investor and therefore increases the after-tax return.

Broadview Opportunity Fund | Broadview Opportunity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BVAOX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	390
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	675
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,487
2006	rr_AnnualReturn2006	12.78%
2007	rr_AnnualReturn2007	3.38%
2008	rr_AnnualReturn2008	(30.47%)
2009	rr_AnnualReturn2009	40.16%
2010	rr_AnnualReturn2010	29.55%
2011	rr_AnnualReturn2011	(3.37%)
2012	rr_AnnualReturn2012	13.33%
2013	rr_AnnualReturn2013	43.48%
2014	rr_AnnualReturn2014	3.06%
2015	rr_AnnualReturn2015	(7.90%)
1 Year	rr_AverageAnnualReturnYear01	(7.90%)
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Broadview Opportunity Fund | Return After Taxes on Distributions | Broadview Opportunity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.78%)
5 Years	rr_AverageAnnualReturnYear05	6.48%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Broadview Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Broadview Opportunity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Broadview Opportunity Fund | Russell 2500 TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	10.32%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Broadview Opportunity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%